Cover	Jul. 23, 2026
Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0002110026
Document Type	S-6
Entity Registrant Name	Advisors Disciplined Trust 2350
Document Period End Date	Jul. 23, 2026
Data Revolution Portfolio
Entity Information [Line Items]
Definition of Rule 35d-1 Term in Fund Name [Text Block]	Under normal circumstances, the trust will invest at least 80% of its assets in securities of companies involved in the “data revolution” theme. Such companies include those using data and advanced analytic techniques like artificial intelligence to transform their business models and/or reoptimize operations.
Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The trust seeks to achieve its objective by investing in a portfolio of securities of companies that we* believe are well positioned to grow as the “Data Revolution Theme” unfolds. We define the Data Revolution Theme as the transition of companies to using data and advanced analytic techniques like artificial intelligence to transform their business models and/or reoptimize operations. Companies were considered for inclusion for the portfolio that we identified as being particularly well positioned to grow as the “Data Revolution Theme” unfolds in one of the following areas: •Companies creating the technology required to use the data (e.g., companies involved in the production of servers, semiconductors, software and advanced computing); •Companies involved in the infrastructure and power required to run the technology required to use the data (e.g., data centers, energy companies, companies involved in smart grids and companies involved in heating, ventilation and air conditioning (“HVAC”)); •Companies involved in data gathering, data protection (cybersecurity), data storage, data analytics and data quality; and •Companies which are actively using the data to improve efficiencies in their business model or creating totally new business models or products (e.g., companies involved in robotics, finance companies, healthcare companies, industrials companies, companies involved in education and consumer facing companies). From these companies, we incorporate a structured quantitative approach combined with fundamental oversight to find high quality companies to include in the trust. The strategy’s quantitative approach sought to identify companies within various industry sectors possessing attractive fundamentals, such as solid balance sheets, high quality earnings and attractive growth prospects. The final selections for the trust’s portfolio are reviewed to assess the impact of recent events (including management issues, legal proceedings and future mergers or acquisitions) on each stock’s prospects.
Global Dividend Strategy Portfolio
Entity Information [Line Items]
Definition of Rule 35d-1 Term in Fund Name [Text Block]	Under normal circumstances, the trust will invest at least 80% of its assets in dividend-paying securities.
Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The trust seeks to provide above average total return primarily through dividends, investing in a portfolio of common stocks of foreign and domestic companies. We* sought to select high quality stocks with above average dividend yields by considering a broad universe of U.S. exchanged-listed securities and American Depositary Receipts (“ADRs”) of companies categorized primarily as large capitalization as of the trust’s inception. The strategy used a structured quantitative approach combined with fundamental oversight. The strategy’s quantitative approach sought to identify companies within each industry sector possessing attractive fundamentals such as solid balance sheets, high quality earnings and attractive growth prospects. The selections for the trust’s portfolio are reviewed to assess the impact of recent events (including management issues, legal proceedings and future mergers or acquisition) on each stock’s prospects. Under normal market conditions, the trust will invest at least 40% of its total assets in foreign common stocks. For this purpose, foreign common stocks include common stocks issued by issuers (1) organized outside of the U.S., (2) with headquarters or principal places of business located outside the U.S. or (3) doing a substantial amount of business outside the U.S. (either 50% or more of the issuer’s assets are located outside the U.S. or 50% or more of the issuer’s revenues are derived outside the U.S.). Foreign common stocks may include investments in ADRs and other depositary receipts.
Global Technology Portfolio
Entity Information [Line Items]
Definition of Rule 35d-1 Term in Fund Name [Text Block]	Under normal circumstances, the trust will invest at least 80% of its assets in securities of information technology companies.
Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The trust seeks to provide above average total return primarily through capital appreciation by investing in a portfolio of common stocks of foreign and domestic companies involved in the information technology sector. In selecting the securities for the portfolio, we* considered industry designation, market capitalization, past revenue and earnings growth rates, current revenues and earnings, revenue and earnings projections, balance sheet strength and valuation. We also considered companies which derive a substantial portion of business and/or are located or organized in countries throughout the world, including the United States. Of course, as with any similar investment, there can be no assurance that the objective of the trust will be achieved. Under normal market conditions, the trust will invest at least 40% of its total assets in foreign common stocks. For this purpose, foreign common stocks include common stocks issued by issuers (1) organized outside of the U.S., (2) with headquarters or principal places of business located outside the U.S. or (3) doing a substantial amount of business outside the U.S. (either 50% or more of the issuer’s assets are located outside the U.S. or 50% or more of the issuer’s revenues are derived outside the U.S.). Foreign common stocks may include investments in American Depositary Receipts and other depositary receipts (“ADRs”).